Warrants (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Outstanding and exercisable beginning of period	43,619,695	44,565,695
Expired, Number of Warrants		(946,000)
Issued, Number of Warrants	3,243,599
Outstanding and exercisable ending of period	46,863,294	43,619,695
Outstanding and exercisable beginning of period	$ 0.56	$ 0.56
Expired, Exercise Price		$ 0.37
Issued, Exercise Price	$ 0.48
Outstanding and exercisable ending of period	$ 0.55	$ 0.56